GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,105	$ 1,112
Translation adjustments and other	(4)	(7)
Goodwill, ending balance	1,101	1,105
Cleaning [Member]
Goodwill [Line Items]
Goodwill, beginning balance	323	323
Translation adjustments and other	0	0
Goodwill, ending balance	323	323
Lifestyle [Member]
Goodwill [Line Items]
Goodwill, beginning balance	244	244
Translation adjustments and other	0	0
Goodwill, ending balance	244	244
Household [Member]
Goodwill [Line Items]
Goodwill, beginning balance	85	85
Translation adjustments and other	0	0
Goodwill, ending balance	85	85
International [Member]
Goodwill [Line Items]
Goodwill, beginning balance	453	460
Translation adjustments and other	(4)	(7)
Goodwill, ending balance	$ 449	$ 453